Quarterly Results (Unaudited) (Tables)	12 Months Ended
May 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results

	Quarter ended
(in millions)	August 31, 2012	November 30, 2012	February 28, 2013	May 31, 2013	Fiscal year ended May 31, 2013
Fiscal 2013
Net sales	$707.4	$790.1	$771.5	$783.9	$3,052.9
Gross profit	507.0	582.4	533.0	557.1	2,179.5
Net loss	(31.5)	(66.2)	(304.5)	(221.2)	(623.4)

	Quarter ended
(in millions)	August 31, 2011	November 30, 2011	February 29, 2012	May 31, 2012	May 31, 2012
Fiscal 2012
Net sales	$664.6	$725.1	$708.9	$739.5	$2,838.1
Gross profit	478.8	519.8	518.3	545.7	2,062.6
Net loss	(39.2)	(14.0)	(16.5)	(389.1)	(458.8)